Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 8,279,182	$ 11,413,759	$ 1,360,638
Accounts and other receivables, net	90,233	10,489	1,530
Inventory	10,101	5,540
Prepaid expenses and other current assets	279,686	531,899	76,065
Total current assets	8,659,202	11,961,687	1,438,233
Deferred offering costs			7,942
Property and equipment, net	207,377	214,438	4,633
Other assets	6,920	6,000	2,500
Total assets	8,873,499	12,182,125	1,453,308
Current liabilities:
Accounts payable	174,404	345,042	230,407
Accrued expenses	515,663	541,894	483,501
Accrued interest			1,121,392
Current portion of Paycheck Protection Program loan			52,074
Unearned revenue	42,750
Loan payable	42,334	251,746
Convertible notes payable at fair value			11,152,151
Total current liabilities	775,151	1,138,682	13,039,525
Paycheck Protection Program loan, less current portion			160,184
Total liabilities	775,151	1,138,682	13,199,709
Commitments and contingencies (See Note 9)
Convertible preferred stock, par value $0.001 per share; 20,000,000 shares authorized; 0 and 756,558 shares issued and outstanding, aggregate liquidation preference of $0 and $5,825,648 at December 31, 2022 and 2021, respectively			4,044,318
Stockholders’ equity (deficit):
Preferred stock, no shares issued or outstanding at December 31, 2022 and 2021, respectively
Common Stock, par value $0.007 per share; 14,285,714 shares authorized; 8,381,324 and 2,677,140 shares issued and outstanding as of December 31, 2022 and 2021, respectively	59,887	58,669	18,740
Additional paid-in capital	47,978,892	47,652,242	12,703,896
Accumulated deficit	(39,940,431)	(36,667,468)	(28,513,355)
Total stockholders’ equity (deficit)	8,098,348	11,043,443	(15,790,719)
Total liabilities, convertible preferred stock, and stockholders’ equity (deficit)	$ 8,873,499	$ 12,182,125	$ 1,453,308